Going Concern (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Going Concern
Working capital	$ (223,568)		$ (350,555)	$ (192,018)
Net Cash Used in Operating Activities	$ (124,470)	$ (135,732)	$ (967,255)	$ (393,594)